Consolidated statements of comprehensive income - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Consolidated statements of comprehensive income
Net income		€ 350,369	€ 327,758
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation		105,678	275,349
Gain (loss) related to cash flow hedges	[1]	6,288	(1,296)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified		(1,878)	426
Other comprehensive income (loss), net		110,088	274,479
Total comprehensive income		460,457	602,237
Comprehensive income attributable to noncontrolling interests		90,094	78,022
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA		€ 370,363	€ 524,215

[1]	Including cost of hedging in the amount of €(1,139) and €(893) for the three months ended March 31, 2020 and 2019.